Financial Information by Segments (Details) - Schedule of Financial Information by Segments - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Information by Segments [Line Items]
Net sales	$ 41,139,248	$ 54,159,247	$ 55,620,356
Cost of sales	(31,100,106)	(39,683,861)	(39,968,186)
Gross profit (loss)	10,039,142	14,475,386	15,652,170
Administrative expenses	(2,317,058)	(2,456,700)	(2,042,642)
Other income (expenses), net	(119,546)	71,845	(77,406)
Interest income and dividends	931,866	445,879	65,948
Interest expense	(153,729)	(56,352)	(87,445)
Loss on financial instruments	64,436	(778,649)	0
Interest expense Loss on financial instruments	(153,729)	(56,352)	(87,445)
Exchange rate gain (loss), net	2,431,000	540,828	(325,011)
Income (loss) before income taxes	6,014,111	11,160,581	13,835,636
Income taxes	(1,739,998)	(3,299,522)	(4,389,769)
Net income (loss) for the year	4,274,113	7,861,059	9,445,867
Depreciation and amortization	1,035,244	1,116,872	1,175,108
Total assets	66,787,612	67,632,903
Total liabilities	16,982,147	19,638,527
Mexico [Member]
Schedule of Financial Information by Segments [Line Items]
Net sales	24,777,369	30,914,890	29,678,133
Cost of sales	(17,937,267)	(21,575,758)	(21,337,462)
Gross profit (loss)	6,840,102	9,339,132	8,340,671
Administrative expenses	(970,482)	(1,096,330)	(907,798)
Other income (expenses), net	16,319	(71,202)	(77,530)
Interest income and dividends	931,866	415,704	65,631
Interest expense		(485)	(28,904)
Loss on financial instruments		(778,649)
Interest expense Loss on financial instruments	(89,293)
Exchange rate gain (loss), net	(2,430,781)	(540,770)	325,389
Income (loss) before income taxes	4,297,731	7,267,400	7,717,459
Income taxes	(1,234,278)	(2,565,834)	(2,472,751)
Net income (loss) for the year	3,063,453	4,701,566	5,244,708
Depreciation and amortization	618,445	627,078	667,167
Total assets	43,890,081	44,025,917	47,917,643
Total liabilities	6,912,766	8,375,028	7,828,384
Acquisitions of property, plant and equipment	210,422	151,783	367,496
USA [Member]
Schedule of Financial Information by Segments [Line Items]
Net sales	2,417,219	5,867,193	8,216,595
Cost of sales	(3,398,928)	(5,764,239)	(7,159,354)
Gross profit (loss)	(981,709)	102,954	1,057,241
Administrative expenses	(291,552)	(286,611)	(256,875)
Other income (expenses), net	(309,117)	1,015,586	454,303
Interest income and dividends	82,224	30,175	317
Interest expense		(55,867)	(61,494)
Interest expense Loss on financial instruments	(146,592)
Exchange rate gain (loss), net	(219)	(58)	(378)
Income (loss) before income taxes	(1,646,965)	806,179	1,193,114
Income taxes	144,630	(88,679)	(477,380)
Net income (loss) for the year	(1,502,335)	717,500	715,734
Depreciation and amortization	155,794	236,601	270,119
Total assets	9,069,596	12,930,111	10,836,083
Total liabilities	4,602,653	7,243,113	5,544,135
Acquisitions of property, plant and equipment	(350,360)	252,116	288,487
Brazil [Member]
Schedule of Financial Information by Segments [Line Items]
Net sales	13,944,660	17,377,164	17,725,628
Cost of sales	(9,763,911)	(12,343,864)	(11,471,370)
Gross profit (loss)	4,180,749	5,033,300	6,254,258
Administrative expenses	(1,055,024)	(1,618,151)	(877,969)
Other income (expenses), net	173,252	140,205	1,793
Interest income and dividends
Interest expense		(383,646)	(96,486)
Interest expense Loss on financial instruments	(122,921)
Exchange rate gain (loss), net	(181,424)	(60,625)	(120,300)
Income (loss) before income taxes	2,994,632	3,111,083	5,161,296
Income taxes	(650,350)	(645,009)	(1,439,638)
Net income (loss) for the year	2,344,282	2,466,074	3,721,658
Depreciation and amortization	261,005	253,193	237,822
Total assets	18,203,408	14,149,332	8,815,051
Total liabilities	9,842,201	7,492,843	12,396,190
Acquisitions of property, plant and equipment	2,632,611	1,292,586	410,439
Total [Member]
Schedule of Financial Information by Segments [Line Items]
Net sales	41,139,248	54,159,247	55,620,356
Cost of sales	(31,100,106)	(39,683,861)	(39,968,186)
Gross profit (loss)	10,039,142	14,475,386	15,652,170
Administrative expenses	(2,317,058)	(2,456,700)	(2,042,642)
Other income (expenses), net	(119,546)	71,845	(77,406)
Interest income and dividends	931,866	445,879	65,948
Interest expense		(56,352)	(87,445)
Loss on financial instruments		(778,649)
Interest expense Loss on financial instruments	(89,293)
Exchange rate gain (loss), net	(2,431,000)	(540,828)	325,011
Income (loss) before income taxes	6,014,111	11,160,581	13,835,636
Income taxes	(1,739,998)	(3,299,522)	(4,389,769)
Net income (loss) for the year	4,274,113	7,861,059	9,445,867
Depreciation and amortization	1,035,244	1,116,872	1,175,108
Total assets	66,787,612	67,632,903	57,342,572
Total liabilities	16,982,147	19,638,527	15,542,504
Acquisitions of property, plant and equipment	2,492,673	1,696,485	1,066,422
Eliminations between segments [Member]
Schedule of Financial Information by Segments [Line Items]
Administrative expenses		544,392
Other income (expenses), net		(1,012,744)	(455,972)
Interest income and dividends	(82,224)
Interest expense		383,646	99,439
Interest expense Loss on financial instruments	269,513
Exchange rate gain (loss), net	181,424	60,625	120,300
Income (loss) before income taxes	368,713	(24,081)	(236,233)
Net income (loss) for the year	368,713	(24,081)	(236,233)
Total assets	(4,375,473)	(3,472,457)	(10,226,205)
Total liabilities	$ (4,375,473)	$ (3,472,457)	$ (10,226,205)